REGULATORY MATTERS (Details)	Dec. 31, 2014	Dec. 31, 2013
Regulatory Matters [Line Items]
Well capitalized Capital to risk weighted assets	10.00%	10.00%
Adequately capitalized Capital to risk weighted assets	8.00%	8.00%
Undercapitalized Capital to risk weighted assets	6.00%
Well capitalized Tier 1 Capital to risk-weighted assets	6.00%	6.00%
Adequately capitalized Tier 1 Capital to risk-weighted assets	4.00%	4.00%
Undercapitalized Tier 1 Capital to risk-weighted assets	3.00%
Well capitalized Tier1 capital to average assets	5.00%	5.00%
Adequately capitalized Tier1 capital to average assets	4.00%	4.00%
Undercapitalized Tier1 capital to average assets	3.00%